Condensed financial information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2013
Condensed financial information of Deswell Industries, Inc. [Abstract]
Condensed financial information of Deswell Industries, Inc.

17. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc's PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $75,787 (equivalent to RMB 479 million) and $76,601 (equivalent to RMB 479 million) as of March 31, 2012 and 2013, respectively.

Balance sheets

	March 31,
	2012	2013
Assets

Current assets:
Cash and cash equivalents	$452	$393
Prepaid expenses and other current assets	28	81
Amounts due from subsidiaries	53,878	47,122
Total current assets	54,358	47,596
Investments in subsidiaries	53,491	54,603
Property, plant and equipment-net	317	230
Total assets	$108,166	$102,429

Liabilities and shareholders' equity
Current liabilities:
Accrued expenses	$138	$853
Other liabilities	15	-
Dividend payable	324	-
Total current liabilities	477	853
Total shareholders' equity	107,689	101,576
Total liabilities and shareholders' equity	$108,166	$102,429

Statements of operations and comprehensive loss

	Year ended March 31,
	2011	2012	2013
Equity in earnings (loss) of subsidiaries	$(6,049)	$924	$394
Operating expenses	2,066	2,385	2,385
Other income, net	1	-	-
Loss before income taxes	(8,114)	(1,461)	(1,991)
Income taxes	-	-	-
Net loss	(8,114)	(1,461)	(1,991)
Unrealized gain (loss) on available-for-sale securities	-	(746)	718
Total comprehensive loss	$(8,114)	$(2,207)	$(1,273)

Statements of cash flows

	Year ended March 31,
	2011	2012	2013
Cash flows from operating activities
Net loss	$(8,114)	$(1,461)	$(1,991)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in earnings (loss) of subsidiaries	6,049	(924)	(394)
Depreciation	48	71	87
Stock-based compensation expenses	-	384	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(48)	48	(53)
Amounts due from subsidiaries	2,602	4,667	6,756
Accrued expenses	200	(62)	715
Other liabilities	(163)	(55)	(15)
Net cash provided by operating activities	574	2,668	5,105

Cash flows from investing activities
Purchase of property, plant and equipment	(110)	(114)	-
Net cash used in investing activities	(110)	(114)	-

Cash flows from financing activities
Dividends paid	(810)	(2,430)	(5,357)
Exercise of stock options	6	4	1,295
Repurchase of common stock	-	-	(1,102)
Net cash used in financing activities	(804)	(2,426)	(5,164)

Net increase (decrease) in cash and cash equivalents	(340)	128	(59)
Cash and cash equivalents, beginning of year	664	324	452
Cash and cash equivalents, end of year	$324	$452	$393

a)	Basis of presentation

In Deswell Industries, Inc. - only financial statements, Deswell Industries, Inc.'s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company's consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 "Investment-Equity Method and Joint Ventures". Such investment is presented on the balance sheets as "Investments in subsidiaries" and share of the subsidiaries' profit or loss as "Equity in earnings (loss) of subsidiaries", on the statements of operations.

The subsidiaries paid dividends of $nil, $nil and $nil to Deswell Industries, Inc. for the years ended March 31, 2011, 2012 and 2013, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)	Related party transactions

For the years ended March 31, 2011, 2012 and 2013, related party transactions mainly composed of $120, $120 and $120 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each year.